Investment Strategy - TORTOISE GLOBAL WATER FUND	Jul. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a series of Tortoise Capital Series Trust (the “Trust”) and is regulated as an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Underlying Index is a proprietary rules-based, modified market capitalization weighted, float adjusted index comprised of companies that are materially engaged in the water infrastructure or water management industries, and are listed and traded on global developed market exchanges. The Fund will normally invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., securities of Water Companies). The Fund expects to invest primarily in common stocks and depository receipts of Water Companies that comprise the Underlying Index. American depositary receipts (“ADRs”) are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. The Fund may also invest in Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) (collectively, with ADRs, GDRs and EDRs, “Depositary Receipts”). A Water Company is a company that (i) derives at least 50% of revenues from the Water Industries (as defined below); or (ii) derives at least 40% of its revenues from the Water Industries, is ranked in the top five companies by total revenue derived from any one of the Water Sub-Industries, and whose principal source of revenue comes from the Water Industries.

The Underlying Index is comprised of companies operating in one of two primary water-related industries: water infrastructure or water equipment and/or services (the “Water Industries”). Water infrastructure companies are those whose principal business is providing public water distribution or supporting/enhancing water distribution infrastructure via engineering, construction and/or consulting. Water infrastructure is comprised of two sub-industries: utilities and engineering & construction. Water equipment and/or services companies are those whose principal business is producing water equipment, such as pipes, valves, pumps and water efficiency products, or providing water services, such as filtration, treatment, and testing of water. Water equipment and/or services companies often provide technologies or products that manage or facilitate the management of water distribution and usage, including the fields of water efficiency, water treatment, and irrigation. Water equipment and/or services is comprised of two sub-industries: pipes, pumps & valves and filtration, treatment & testing (together with utilities and engineering & construction, the “Water Sub-Industries”).

To be included in the Underlying Index, a company must be a Water Company that is listed on a developed country stock exchange. Tortoise Capital Advisors, L.L.C. (the “Adviser”), the Fund’s investment adviser, considers Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed countries. Under normal market conditions, the Fund anticipates investing at least 40% of its assets in companies organized in multiple countries outside of the United States, in companies whose principal listing exchange is outside the United States, or in companies doing a substantial amount of business outside the United States. The Underlying Index may include small and medium capitalization companies. Eligible constituents must also have minimum capitalization and liquidity criteria.

Under normal conditions, the Fund generally will invest in substantially all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance that corresponds to the performance of the Underlying Index. The Fund may invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index but which the Sub-Adviser believes will help the Fund track the Underlying Index. The Fund may invest in other investment companies to the extent permitted by the 1940 Act.

As of June 20, 2025, the date of the last quarterly rebalance, the Underlying Index was comprised of 43 constituents. The Underlying Index will rebalance quarterly in March, June, September and December. No constituents will be added to the Underlying Index between rebalance dates. Constituents are reviewed annually, at the March rebalance, to determine whether they continue to meet the definition of a Water Company under the Underlying Index methodology. Constituents in the Underlying Index may be deleted from the Underlying Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings. Underlying Index constituent changes and updates as well as any changes to the methodology will be posted to https://tortoisecapital.com/. The Underlying Index was established in 2018 and is owned by the Adviser or an affliate. The Adviser (also referred to herein as the “Index Provider”) provides the Underlying Index for use by the Fund at no cost to the Fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries. The Underlying Index and the Fund will be concentrated in the Water Industries. The Fund is a non-diversified fund.

Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., securities of Water Companies).